United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Quarter ended June 30, 2000

Check here if Amendment  [    ]: Amendment
Number:
This Amendment(check only one):
     [    ] Is a restatement
     [    ] Adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   American Re Asset Management
Address:  100 Campus Drive, P.O. Box 939
                Florham Park, NJ  07932-0939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  Claudia Tiger
Title:     Vice President
Phone:  (973)360-3362
Signature,Place and Date of Signing:
Claudia Tiger, Florham Park, NJ  5/8/00

Report type (Check only one.):
[X]   13F Holdings Report
[  ]    13F Notice
[  ]    13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities
Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:   0
Form 13F Information Table Entry       30
Form 13F Information Table Value Total:             10,804

List of Other Included Managers:


[S]ISSUER                        [C]CUSIP[C]MV[C]Sh<c<<<<c>VOT<c[C]Nm
 US WEST INC                     91273H10  3273,815X     3,815
AMERICAN HOME PRODUCTS CORP      02660910  3656,210X     6,210
AMERICAN INTERNATIONAL GROUP     02687410  3593,054X     3,054
ANHEUSER BUSCH COS INC           03522910  3234,330X     4,330
APPLIED MATERIALS INC            03822210  3243,570X     3,570
BRISTOL-MYERS SQUIBB COMPANY     11012210  2894,960X     4,960
CHASE MANHATTAN CORP             16161A10  2755,979X     5,979
CISCO SYSTEMS INC                17275R10  5779,070X     9,070
DELL COMPUTER CORP               24702510  2424,900X     4,900
EXXON MOBIL CORPORATION          30231G10  3924,993X     4,993
GENERAL ELECTRIC COMPANY         36960410  57310,93X    10,935
GTE CORP                         36232010  2203,540X     3,540
IBM CORP                         45920010  3743,410X     3,410
INTEL CORPORATION                45814010  7015,240X     5,240
JOHNSON & JOHNSON                47816010  3393,325X     3,325
LEXMARK INTERNATIONAL GROUP      52977110  2253,345X     3,345
MBNA CORP                        55262L10  29310,81X    10,815
MERCK & CO INC                   58933110  3544,625X     4,625
MICROSOFT CORP                   59491810  4325,395X     5,395
MORGAN STANLEY DEAN WITTER       61744644  4104,930X     4,930
NORTEL NETWORKS CORP             65656810  4756,890X     6,890
ORACLE CORPORATION               68389X10  8309,873X     9,873
ROCKINGHAM HERITAGE BANK         77347A10   9511,54X    11,542
ROYAL DUTCH PETROLEUM COMPANY    78025780  2433,955X     3,955
SUN MICROSYSTEMS INC             86681010  3153,460X     3,460
SYMANTEC CORP                    87150310  2153,985X     3,985
TEXACO INC                       88169410  2705,065X     5,065
TEXAS INSTRUMENTS INC            88250810  2373,450X     3,450
WAL-MART STORES INC              93114210  4227,395X     7,395
WELLS FARGO COMPANY              94974610  3097,875X     7,875

                                         10,804